Long-Term Debt - Covenant Description and Compliance (Details) - Ocean Rig UDW Inc.	6 Months Ended
Jun. 30, 2017
Debt instrument covenant compliance	As of June 30, 2017, the Company was in compliance with the covenants in its credit facilities.
Debt instrument covenant description	The Company's secured credit facility dated June 22, 2017, is secured by first priority mortgage over the Company's VLGCs, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation. The loan contains customary financial covenants that restrict, without the bank's prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgaging of vessels and changes in the general nature of the Company's business. The loans also contain certain financial covenants relating to the Company's financial position and operating performance, such as maintaining liquidity above a certain level. The Company's secured credit facility impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit DryShips' subsidiaries' ability to, among other things, without the lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessels mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.